Cover	Nov. 02, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 18, 2024
Entity Registrant Name	VIRTU FINANCIAL, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37352
Entity Tax Identification Number	32-0420206
Entity Address, Address Line One	1633 Broadway
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	418-0100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Class A common stock, par value $0.00001 per share
Trading Symbol	VIRT
Security Exchange Name	NASDAQ
Entity Central Index Key	0001592386
Amendment Flag	false